Key management personnel disclosures (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Summary of compensation made to directors and other members of key management personnel
The aggregate compensation made to directors and other members of key management personnel (‘KMP’) of the Consolidated Entity is set out below:

	2025 A$	2024 A$	2023 A$

Short-term employee benefits	1,688,612	1,962,563	3,148,514
Post-employment benefits	51,122	72,784	149,626
Share-based payments	405,213	353,437	1,045,860

	2,144,947	2,388,784	4,344,000